Summary of Significant Accounting Policies - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Earnings Per Share [Abstract]
Net income (loss) allocated to common shareholders, basic	$ 181,000	$ (1,721,000)
Net income (loss) allocated to common shareholders, diluted	$ 181,000	$ (1,721,000)
EARNINGS PER SHARE	$ 0.02	$ (0.21)
Weighted average common shares outstanding, basic	8,098,715	8,098,715
Weighted average common shares outstanding, diluted	8,098,715	8,098,715